Current and long-term debt - 2023 $1.0 billion credit facility (Details)		1 Months Ended													12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2025 USD ($) vessel	Nov. 30, 2025 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Jul. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) tanker	Jan. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) tanker	Nov. 30, 2023 USD ($) tanker	Sep. 30, 2023 USD ($)	Aug. 31, 2023 USD ($) tanker	Jul. 31, 2023 USD ($) tanker	Dec. 31, 2025 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel		1													1
Undrawn borrowing facilities		$ 783,900,000													$ 783,900,000
Borrowings	$ 861,967,000	619,204,000													619,204,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns															200,000,000
Borrowings	$ 877,993,000	$ 628,428,000													$ 628,428,000
Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	99	93													93
2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity														$ 1,000,000,000.0
Repayments								$ 223,600,000
Number of periodic principal payments | tanker								8
Accelerated amortisation of deferred financing fees due to early repayment			$ 1,800,000					$ 3,900,000
Net debt to capitalization ratio														0.65
Consolidated tangible net worth														$ 1,500,000,000
Minimum ratio for fair value of vessels														140.00%
Undrawn borrowing facilities							$ 288,200,000
Undrawn commitment fee														0.78%
Prepayment of debt			92,100,000
2023 $1.0 Billion Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns															$ 0
Borrowings	$ 351,213,000	$ 213,593,000													213,593,000
2023 $1.0 Billion Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount														$ 25,000,000.0
2023 $1.0 Billion Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement, per each owned ship														500,000
Liquidity requirement, per each chartered-in ship														250,000
2023 $1.0 Billion Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 11,400,000
2023 $1.0 Billion Credit Facility | Repayment Period One
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount														600,000
2023 $1.0 Billion Credit Facility | Repayment Period Two | Bottom of range
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount														$ 8,400,000
2023 $1.0 Billion Credit Facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis														1.95%
2023 $1.0 Billion Credit Facility | Vessels
Disclosure of detailed information about borrowings [line items]
Drawdowns									$ 99,000,000.0
Repayments												$ 288,200,000
Twenty Twenty Three $1.0 Billion Credit Facility, Term Loan
Disclosure of detailed information about borrowings [line items]
Prepayment of debt			84,500,000
2023 $1.0 Billion Credit Facility, Revolver
Disclosure of detailed information about borrowings [line items]
Prepayment of debt			$ 7,600,000
2023 $1.0 Billion Credit Facility, Revolver | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		254,900,000													$ 254,900,000
Twenty One Vessels | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Drawdowns														$ 440,600,000
Number of vessels | tanker														21
STI Supreme, STI Spiga, STI Kingsway, STI Sloane, STI Condotti | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Drawdowns													$ 135,800,000
Number of vessels | tanker													5
STI Lotus, STI Lily, STI Gladiator, STI Gratitude, STI Goal, STI Maximus, STI Leblon and STI Bosphorous | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Drawdowns											$ 202,300,000
Number of vessels | tanker											8
STI Donald C Trauscht, STI Esles II, STI Stability, STI Solace and STI Solidarity | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Drawdowns										$ 122,300,000
Number of vessels | tanker										5
STI Acton and STI Camden | 2023 $1.0 Billion Credit Facility | Handymax
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel									2
STI Jardins, STI San Telmo, STI Soho and STI Osceola | 2023 $1.0 Billion Credit Facility | MR
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel									4
STI Lily | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments							22,900,000
STI Lily | 2023 $1.0 Billion Credit Facility | Vessels
Disclosure of detailed information about borrowings [line items]
Prepayment of debt							22,900,000
STI Lily | Twenty Twenty Three $1.0 Billion Credit Facility, Term Loan | Vessels
Disclosure of detailed information about borrowings [line items]
Prepayment of debt							7,600,000
STI Lily | 2023 $1.0 Billion Credit Facility, Revolver | Vessels
Disclosure of detailed information about borrowings [line items]
Prepayment of debt							15,400,000
STI Bosphorus | 2023 $1.0 Billion Credit Facility | Vessels
Disclosure of detailed information about borrowings [line items]
Prepayment of debt						$ 12,700,000
STI Bosphorus | Twenty Twenty Three $1.0 Billion Credit Facility, Term Loan | Vessels
Disclosure of detailed information about borrowings [line items]
Prepayment of debt						3,500,000
STI Bosphorus | 2023 $1.0 Billion Credit Facility, Revolver | Vessels
Disclosure of detailed information about borrowings [line items]
Prepayment of debt						$ 9,200,000
STI Maestro | 2023 $1.0 Billion Credit Facility | Vessels
Disclosure of detailed information about borrowings [line items]
Repayments					$ 5,100,000
Prepayment of debt							$ 5,100,000
STI Maestro | 2023 $1.0 Billion Credit Facility, Revolver | Vessels
Disclosure of detailed information about borrowings [line items]
Reduction in amount available under revolving portion of facility					$ 10,200,000
STI Lobelia | Twenty Twenty Three $1.0 Billion Credit Facility, Term Loan | Vessels
Disclosure of detailed information about borrowings [line items]
Prepayment of debt				$ 14,000,000.0
STI Lobelia | 2023 $1.0 Billion Credit Facility, Revolver | Vessels
Disclosure of detailed information about borrowings [line items]
Reduction in amount available under revolving portion of facility				$ 30,700,000
STI Goal | 2023 $1.0 Billion Credit Facility | Vessels
Disclosure of detailed information about borrowings [line items]
Repayments		300,000
Prepayment of debt		13,800,000
STI Goal | Twenty Twenty Three $1.0 Billion Credit Facility, Term Loan | Vessels
Disclosure of detailed information about borrowings [line items]
Prepayment of debt		300,000
STI Goal | 2023 $1.0 Billion Credit Facility, Revolver | Vessels
Disclosure of detailed information about borrowings [line items]
Repayments		13,500,000
Prepayment of debt		$ 13,500,000